Commitments and Contingencies (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Venue for auto shows
Operating Leased Assets [Line Items]
2020	¥ 1,224
2021	128
Total	1,352
Office space
Operating Leased Assets [Line Items]
2020	10,031
2021	5,658
2022	1,534
2023	499
2024	291
Total	¥ 18,013